Schedule of property, plant and equipment, net (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Property, Plant and Equipment [Abstract]
Office equipment	$ 11,242	$ 10,972
Less: accumulated depreciation	(10,496)	(8,143)
Property, plant and equipment, net	$ 746	$ 2,829